Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
Condensed Balance Sheets
Preferred stock, par value (in dollar per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollar per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,265,411	14,265,411	10,633,042
Common stock, shares outstanding	14,265,411	14,265,411	10,633,042